ACCOUNTING POLICIES (Details) - Narrative $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) ounce	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant accounting policies [Line Items]
Total equity		$ 4,061	$ 3,740	$ 2,676	$ 2,694
Tangible assets		3,460	2,884	2,592
Impairment and derecognition of tangible assets		6	0	505
Goodwill		119	126	116
Impairment of goodwill		0	0	0
Deferred tax assets		7	7	105
Deferred tax liabilities		313	246	241
Taxation liability		39	153	72
Taxation asset		49	14	10
Rehabilitation obligations		688	674	730
Inventories (excluding finished goods and mine operating supplies)		299	382	377
Receivables from recoverable tax, rebates, levies and duties		304	281	227
Post-retirement obligations		77	83	100
Total assets		7,967	7,672	6,863
Contingent liability disclosure threshold amount		$ 33
Impact of Covid on production (in ounces) | ounce		47,000
Retained earnings (Accumulated losses)
Significant accounting policies [Line Items]
Total equity	[1]	$ (1,937)	(2,341)	(3,268)	$ (3,227)
Retained earnings (Accumulated losses) | Increase (decrease) due to changes in accounting policy required by IFRSs
Significant accounting policies [Line Items]
Total equity		0	38	(6)
Deferred compensation asset
Significant accounting policies [Line Items]
Total assets		25	28
Deferred compensation asset | Level 3
Significant accounting policies [Line Items]
Total assets		$ 25	28
Motor vehicles
Significant accounting policies [Line Items]
Useful life of tangible assets		5 years
Computer equipment
Significant accounting policies [Line Items]
Useful life of tangible assets		3 years
Provision for silicosis settlement total
Significant accounting policies [Line Items]
Silicosis provision		$ 50	61	65
Tax losses
Significant accounting policies [Line Items]
Deferred tax assets		$ 834	$ 487	$ 389

[1]	Included in accumulated losses are retained earnings totalling $389m (2020: $391m; 2019: $378m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.